Risk Management and Report (Details) - Schedule of Financial Ratios	12 Months Ended
Dec. 31, 2023
Top of range [member]
Financial Ratios [Line Items]
Liquid Assets/ Net Funding 30 days	228.00%
Liabilities>1 year/ Assets >1 year	228.00%
Deposits/Loans	66.00%
Bottom of range [member]
Financial Ratios [Line Items]
Liquid Assets/ Net Funding 30 days	147.00%
Liabilities>1 year/ Assets >1 year	147.00%
Deposits/Loans	63.00%
Weighted average [member]
Financial Ratios [Line Items]
Liquid Assets/ Net Funding 30 days	188.00%
Liabilities>1 year/ Assets >1 year	188.00%
Deposits/Loans	64.00%